Employee Benefit Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding, Beginning balance	150,030	167,620
Forfeited or expired	(14,000)	(17,590)
Outstanding, Ending balance	136,030	150,030
Options Exercisable	136,030
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 9.52	$ 9.53
Forfeited or expired	$ 9.30	$ 9.60
Outstanding, Ending Balance	$ 9.54	$ 9.52
Options Exercisable	$ 9.54
Weighted Average Remaining Contractual Term
Outstanding, Begining	2 years 4 months 24 days	3 years 4 months 17 days
Outstanding, ending	1 year 4 months 24 days	2 years 4 months 24 days
Options exercisable	1 year 4 months 24 days